PROPERTY AND EQUIPMENT, NET - Acquired under finance leases and other financing arrangement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Carrying amounts
Finance leases, net	¥ 4,576,138	¥ 5,452,571
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net